Right-of-use assets and lease liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year	$ 12,690	$ 18,869
New contracts	2,018	5,174
Amortization	(8,710)	(10,303)
Remeasurement	419	(290)
Foreign exchange effect	478	(761)
Balance at the end of the year	6,895	12,690
Balance at the end of the year	6,895	12,690
Buildings [member]
IfrsStatementLineItems [Line Items]
New contracts	1,547
Amortization	(1,235)
Remeasurement	563
Foreign exchange effect	71
Balance at the end of the year	2,833
Balance at the end of the year	2,833
Machinery equipment and facilities [member]
IfrsStatementLineItems [Line Items]
New contracts	189
Amortization	(2,330)
Remeasurement	(98)
Foreign exchange effect	148
I t equipmrnt [member]
IfrsStatementLineItems [Line Items]
New contracts	282
Amortization	(84)
Remeasurement	(0)
Foreign exchange effect	$ (0)
Average annual amortization rates %	33.00%
Vehicles [member]
IfrsStatementLineItems [Line Items]
New contracts
Amortization	(5,061)
Remeasurement	(46)
Foreign exchange effect	259
Balance at the end of the year	1,152
Balance at the end of the year	1,152
Computer equipment [member]
IfrsStatementLineItems [Line Items]
Balance at the end of the year	198
Balance at the end of the year	198
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year	50,004	47,562
Balance at the end of the year	44,518	50,004
Balance at the end of the year	44,518	50,004
Gross carrying amount [member] | Buildings [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year	5,731
Balance at the end of the year	7,300	5,731
Balance at the end of the year	7,300	5,731
Gross carrying amount [member] | Machinery equipment and facilities [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year	17,560
Balance at the end of the year	18,106	17,560
Balance at the end of the year	18,106	17,560
Gross carrying amount [member] | I t equipmrnt [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year	5,427
Balance at the end of the year	282	5,427
Balance at the end of the year	282	5,427
Gross carrying amount [member] | Vehicles [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year	21,286
Balance at the end of the year	18,830	21,286
Balance at the end of the year	18,830	21,286
Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year	(37,314)	(28,693)
Balance at the end of the year	(37,623)	(37,314)
Balance at the end of the year	(37,623)	(37,314)
Accumulated depreciation and amortisation [member] | Buildings [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year	(3,844)
Balance at the end of the year	(4,467)	(3,844)
Balance at the end of the year	(4,467)	(3,844)
Accumulated depreciation and amortisation [member] | Machinery equipment and facilities [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year	(12,757)
Balance at the end of the year	(15,394)	(12,757)
Balance at the end of the year	(15,394)	(12,757)
Accumulated depreciation and amortisation [member] | I t equipmrnt [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year	(5,427)
Balance at the end of the year	(84)	(5,427)
Balance at the end of the year	(84)	(5,427)
Accumulated depreciation and amortisation [member] | Vehicles [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year	(15,286)
Balance at the end of the year	(17,678)	(15,286)
Balance at the end of the year	(17,678)	(15,286)
Buildings [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year	1,887
Balance at the end of the year	2,833	1,887
Balance at the end of the year	$ 2,833	1,887
Average annual amortization rates %	31.00%
Machinery equipment and facilities [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year	$ 4,803
Balance at the end of the year	2,712	4,803
Balance at the end of the year	$ 2,712	4,803
Average annual amortization rates %	34.00%
I t equipmrnt [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year
Balance at the end of the year	198
Balance at the end of the year	198
Vehicles [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year	6,000
Balance at the end of the year	1,152	6,000
Balance at the end of the year	$ 1,152	$ 6,000
Average annual amortization rates %	34.00%